Business combination (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about business combination [abstract]
Disclosure of Detailed Information About Business Combination
The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition.

(in $ millions)	$
Intangible assets	29
Other investments	567
Loan receivables in the financial services segment	753
Other assets	65
Cash and cash equivalents	16
Deposits from customers in the banking business	(869)
Other liabilities	(88)
Identifiable net assets acquired	473
Less: Non-controlling interest proportionate share of identifiable net assets	(257)
Less: Acquisition-date fair value of previously held equity interest	(661)
Goodwill on acquisition (described below)	490
Purchase consideration	45